united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew B. Rogers, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal ($)		Fair Value
	ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES - 15.2%
3,624,144	Alternative Loan Trust 2004-29CB, 5.500% due 1/25/2035	$ 528,087
433,964	Alternative Loan Trust 2005-36, 2.821% due 8/25/2035	157,289
1,331,914	American Home Mortgage Investment Trust 2006-3, 0.986% due 12/25/2046	682,458
77,826	Banc of America Funding 2004-C Trust, 3.194% due 12/20/2034	70,524
131,292	Banc of America Funding 2005-F Trust, 1.049% due 9/20/2035	90,686
2,000,000	Banc of America Funding 2006-D Trust, 1.019% due 5/20/2036	938,358
3,000,000	Bayview Commercial Asset Trust 2007-6, 2.256% due 12/25/2037, 144A (b)	1,901,431
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 2.106% due 6/28/2044	1,671,577
67,889	Bear Stearns ARM Trust 2002-1, 3.944% due 2/25/2024	62,696
162,197	Bear Stearns Asset Backed Securities Trust 2003-AC4, 5.658% due 9/25/2033	159,166
153,323	Bear Stearns Asset Backed Securities Trust 2004-SD1, 6.000% due 12/25/2042	134,436
999,656	CHL Mortgage Pass-Through Trust 2003-58, 3.252% due 2/19/2034	920,585
125,447	CHL Mortgage Pass-Through Trust 2004-2, 2.737% due 3/25/2034	69,080
1,987,306	CHL Mortgage Pass-Through Trust 2004-6, 2.979% due 5/25/2034	1,744,759
101,486	CHL Mortgage Pass-Through Trust 2005-11, 1.026% due 4/25/2035	80,084
302,263	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	274,768
212,758	Credit Suisse First Boston Mortgage Securities Corp., 5.701% due 5/25/2033	175,080
46,826	DSLA Mortgage Loan Trust 2004-AR3, 1.836% due 7/19/2044	41,470
2,926,000	GSAA Trust, 1.956% due 6/25/2035	1,516,347
50,320	GSR Mortgage Loan Trust 2006-AR2, 3.092% due 4/25/2036	46,337
69,371	HomeBanc Mortgage Trust 2004-2, 1.731% due 12/25/2034	56,336
199,767	Impac CMB Trust Series 2005-2, 1.521% due 4/25/2035	156,556
180,861	Impac CMB Trust Series 2005-3, 1.356% due 8/25/2035	153,349
283,865	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1.656% due 8/25/2034	4,111
667,082	JP Morgan Mortgage Trust 2005-A1, 3.191% due 2/25/2035	523,341
500,397	MASTR Alternative Loan Trust 2006-2, 1.106% due 3/25/2036	95,098
782,731	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.645% due 9/25/2037	580,845
150,415	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1, 2.949% due 2/25/2034	118,636
695,000	Prime Mortgage Trust 2006-CL1, 1.236% due 2/25/2035	376,287
325,067	RAAC Series 2004-SP3 Trust, 2.606% due 9/25/2034	216,312
498,660	RALI Series 2007-QS9 Trust, 1.206% due 5/25/2018	486,391
3,277,514	RALI Series 2007-QH7 Trust, 1.026% due 8/25/2037	960,179
73,631	RFSC Series 2001-RM2 Trust, 2.974% due 6/25/2031	64,294
574,969	Sequoia Mortgage Trust 9, 1.864% due 9/20/2032	468,849
284,289	WaMu Mortgage Pass-Through Certificates Series 2003-S10 Trust, 4.719% due 10/25/2018	267,893
56,736	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.189% due 2/25/2018	55,954
17,457	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.189% due 2/25/2018	17,087
363,744	Wells Fargo Mortgage Backed Securities 2004-C Trust, 3.185% due 4/25/2034	184,866
	TOTAL ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $15,769,560)	16,051,602

	COMMERCIAL MORTGAGE BACKED SECURITIES - 5.4%
663,785	Bayview Commercial Asset Trust 2005-2, 1.236% due 8/25/2035, 144A (b)	541,120
322,931	Bayview Commercial Asset Trust 2005-2, 1.366% due 8/25/2035, 144A (b)	261,012
778,868	Bayview Commercial Asset Trust 2006-2, 1.176% due 7/25/2036, 144A (b)	637,830
822,732	Bayview Commercial Asset Trust 2007-2, 1.076% due 7/25/2037, 144A (b)	683,547
750,000	Bayview Commercial Asset Trust 2008-1, 2.256% due 1/25/2038, 144A (b)	623,880
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 3.006% due 4/25/2036, 144A (b)	1,213,462
1,700,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1.856% due 4/25/2036, 144A (b)	1,286,234
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.371% due 7/15/2041	146,318

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal ($)		Fair Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued) - 5.4%
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.925% due 4/17/2045	$ 184,800
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.925% due 4/17/2045	102,375
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,574,121)	5,680,578

	CORPORATE BOND - 3.2%
	FINANCIAL - 3.2%
3,250,000	Ocwen Financial Corp. 8.375% due 11/15/2022, 144A (Cost $3,131,217)	3,316,625

	MANUFACTURED HOUSING - 1.4%
1,771,195	Conseco Financial Corp., 6.970% due 5/15/2029 (Cost $1,484,266)	1,520,912

	SECOND LIEN MORTGAGE BACKED SECURITIES - 0.6%
209,116	Irwin Home Equity Loan Trust 2006-1, 0.966% due 9/25/2035, 144A (b)	191,874
439,046	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1.376% due 1/25/2036, 144A (b)	421,420
	TOTAL SECOND LIEN MORTGAGE BACKED SECURITIES - (Cost $579,654)	613,294

	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES - 51.2%
172,537	ABFC 2004-HE1 Trust, 3.306% due 10/25/2033	130,131
223,756	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 6.006% due 11/2/2033	210,899
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 4.131% due 4/25/2034	212,600
645,534	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 4.256% due 5/25/2035	432,722
258,090	Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5, 3.517% due 4/25/2034	233,367
124,251	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 3.538% due 8/15/2033	118,343
3,046,000	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE7, 2.006% due 7/25/2035	1,972,286
1,998,250	Asset-Backed Pass-Through Certificates Series 2002-3, 3.981% due 8/25/2032	1,006,601
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 2.436 due 1/25/2035	1,224,790
364,934	Bear Stearns Asset Backed Securities Trust 2004-BO1, 4.756% due 10/25/2034	361,324
339,307	Bear Stearns Asset Backed Securities Trust 2005-HE7, 5.237% due 8/25/2034	300,077
1,369,580	Bear Stearns Asset Backed Securities Trust 2005-HE4, 2.631% due 4/25/2035	1,098,086
714,748	Carrington Mortgage Loan Trust Series 2004-NC1, 3.081% due 5/25/2034	568,088
655,462	CDC Mortgage Capital Trust 2003-HE2, 3.606% due 10/25/2033	534,587
1,273,737	CDC Mortgage Capital Trust 2004-HE3, 2.556% due 11/25/2034	1,164,165
723,316	Centex Home Equity Loan Trust 2002-C, 1.906% due 9/25/2032	433,871
550,856	Centex Home Equity Loan Trust 2004-B, 2.331% due 3/25/2034	397,552
204,376	Centex Home Equity Loan Trust 2004-D, 1.756% due 9/25/2034	185,963
811,945	Centex Home Equity Loan Trust 2005-A, 1.686% due 1/25/2035	430,791
154,556	Chase Funding Trust Series 2003-3, 4.885% due 5/25/2032	114,597
206,154	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1.076% due 5/25/2035, 144A (b)	187,819
314,656	Citicorp Mortgage Securities Trust Series 2007-7, 0.000% due 8/25/2037	223,941
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1, 5.555% due 7/25/2036	1,206,626
748,042	Citigroup Mortgage Loan Trust, Inc., 1.851% due 2/25/2035	672,775
856,796	Countrywide Asset-Backed Certificates, 3.381% due 12/25/2032	581,188
142,732	Countrywide Asset-Backed Certificates, 3.306% due 4/25/2033	124,134
459,690	Countrywide Asset-Backed Certificates, 2.856% due 8/25/2033	403,329
216,439	Countrywide Asset-Backed Certificates, 2.706% due 2/25/2034	209,368
289,274	Countrywide Asset-Backed Certificates, 5.106% due 10/25/2034	58,387
485,945	Countrywide Asset-Backed Certificates, 1.206% due 3/25/2047, 144A (b)	276,326
869,381	Credit Suisse First Boston Mortgage Securities Corp., 2.756% due 2/25/2035	806,817
928,113	Credit-Based Asset Servicing and Securitization LLC., 2.706% due 4/25/2032	765,703
648,844	Credit-Based Asset Servicing and Securitization LLC., 6.381% due 10/25/2032	582,571

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 51.2%
261,068	Credit-Based Asset Servicing and Securitization LLC., 2.009% due 1/25/20332	$ 238,603
2,920,000	Credit-Based Asset Servicing and Securitization LLC., 1.456% due 7/25/2036, 144A (b)	2,209,807
1,360,918	Credit-Based Asset Servicing and Securitization LLC., 4.203% due 5/25/2050, 144A (b)	1,052,811
901,905	CSFB Mortgage-Backed Trust Series 2004-7, 5.907% due 11/25/2034	354,121
441,912	CWABS Asset-Backed Certificates Trust 2005-1, 5.137% due 7/25/2035	305,453
783,000	CWABS Asset-Backed Certificates Trust 2005-4, 4.924% due 7/25/2035	276,407
65,341	CWABS Inc Asset-Backed Certificates Trust 2004-5, 3.756% due 4/25/2034	63,635
406,927	CWABS Inc Asset-Backed Certificates Trust 2004-5, 3.081% due 5/25/2034	392,334
229,010	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1.611% due 8/25/2034	220,444
1,007,443	EMC Mortgage Loan Trust 2002-A, 3.306% due 5/25/2039, 144A (b)	618,487
281,641	FBR Securitization Trust, 1.259% due 10/25/2035	131,811
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 2.331% due 2/25/2033	458,499
805,785	Fremont Home Loan Trust 2004-C, 2.481% due 8/25/2034	693,114
461,305	GE Capital Mortgage Services Inc 1999-HE2 Trust, 7.905% due 7/25/2029	187,956
153,049	GSAMP Trust 2004-OPT, 3.306% due 11/25/2034	95,009
2,126,778	GSMPS Mortgage Loan Trust 2003-3, 7.089% due 6/25/2043, 144A (b)	1,328,199
3,439,384	GSR Mortgage Loan Trust 2006-4F, 1.106% due 5/25/2036	1,091,882
237,122	Home Equity Asset Trust, 3.306% due 3/25/2033	189,594
637,829	Home Equity Asset Trust, 4.256% due 3/25/2034	547,956
197,525	Home Equity Asset Trust, 3.256% due 4/25/2034	146,322
630,048	Home Equity Asset Trust, 3.356% due 8/25/2034	717,113
770,660	Home Equity Asset Trust, 2.256% due 3/25/2035	620,394
61,589	Home Equity Loan Trust 2003-HS2, 4.370% due 7/25/2033	61,531
17,933	IMC Home Equity Loan Trust 1998-5, 6.560% due 12/20/2029	18,359
800,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10, 5.464% due 1/15/2049	793,399
271,105	Long Beach Mortgage Loan Trust 2001-2, 3.044% due 7/25/2031	255,990
187,048	Long Beach Mortgage Loan Trust 2003-3, 3.531% due 7/25/2033	183,337
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 6.381% due 9/25/2035, 144A	752,841
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 5.706% due 4/25/2033	691,936
354,703	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 6.381% due 6/25/2033	350,426
239,388	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.381% due 9/25/2033	204,849
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.156% due 9/25/2033	390,636
814,915	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 3.906% due 5/25/2034	798,416
1,624,209	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 2.781% due 8/25/2034	1,432,698
374,053	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 2.706% due 9/25/2034	333,682
202,575	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.456% due 9/25/2034	195,885
1,660,846	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 2.331% due 11/25/2034	1,149,657
67,319	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 2.481% due 7/25/2034	60,570
650,624	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 3.531% due 9/25/2034	627,179
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.181% due 1/25/2035	847,992
1,988,842	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 2.061% due 12/25/2034	1,575,513
335,720	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1.851% due 1/25/2035	236,773
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1.806% due 4/25/2035	148,166
218,577	Morgan Stanley Dean Witter Capital I Inc Trust 2002-AM2, 2.706% due 5/25/2032	189,778
674,115	MortgageIT Trust 2005-2, 1.566% due 5/25/2035	610,959
646,064	New Century Home Equity Loan Trust 2004-1, 3.081% due 5/25/2034	546,767
212,521	New Century Home Equity Loan Trust 2004-3, 2.481% due 11/25/2034	186,815
1,012,691	New Century Home Equity Loan Trust Series 2003-2, 3.756% due 1/25/2033	884,134
1,287,788	NovaStar Mortgage Funding Trust Series 2004-1, 3.306% due 6/25/2034	1,126,605
144,205	NovaStar Mortgage Funding Trust Series 2004-3, 3.531% due 12/25/2034	120,885

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 51.2%
296,554	Option One Mortgage Loan Trust 2004-2, 3.456% due 5/25/2034	$ 242,964
471,258	Option One Mortgage Loan Trust 2004-2, 2.331% due 5/25/2034	421,714
173,782	Origen Manufactured Housing Contract Trust 2001-A, 7.820% due 3/15/2032	172,751
272,920	Provident Bank Home Equity Loan Trust 1999-3, 1.596% due 1/25/2031	239,043
1,000,000	RAMP Series 2005-EFC4 Trust, 1.386% due 9/25/2035	725,073
1,341,430	RASC Series 2004-KS6 Trust, 5.275% due 7/25/2034	874,451
468,365	SASCO Mortgage Loan Trust 2004-GEL2, 4.956% due 5/25/2034	422,939
719,805	SASCO Mortgage Loan Trust 2004-GEL2, 4.956% due 5/25/2034	583,486
748,308	Saxon Asset Securities Trust 2003-3, 3.509% due 12/25/2033	629,320
1,000,000	Saxon Asset Securities Trust 2005-3, 1.784% due 11/25/2035	191,487
5,250,000	Saxon Asset Securities Trust 2006-1, 1.521% due 3/25/2036	876,586
356,319	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 2.931% due 2/25/2034	328,380
260,763	Securitized Asset Backed Receivables LLC Trust 2005-FR3, 1.731% due 4/25/2035	172,697
326,874	Security National Mortgage Loan Trust 2005-1, 0.010% due 2/25/2035, 144A (b)	225,482
375,922	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 3.156% due 8/25/2034	349,749
565,315	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 2.706% due 2/25/2035	537,817
163,096	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 3.306% due 2/25/2035	115,296
61,466	Structured Asset Investment Loan Trust 2003-BC2, 2.136% due 4/25/2033	52,372
145,759	Structured Asset Investment Loan Trust 2003-BC4, 5.631% due 6/25/2033	116,491
851,404	Structured Asset Investment Loan Trust 2003-BC8, 5.256% due 8/25/2033	687,955
118,193	Structured Asset Investment Loan Trust 2003-BC8, 3.381% due 8/25/2033	114,722
165,201	Structured Asset Investment Loan Trust 2004-8, 1.686% due 9/25/2034	149,692
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 2.031% due 12/25/2034	362,147
260,000	Terwin Mortgage Trust 2007-QHL1, 2.092% due 10/25/2038, 144A (b)	141,852
1,421,264	Truman Capital Mortgage Loan Trust, 3.284% due 1/25/2034, 144A (b)	1,305,078
	TOTAL SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $52,226,628)	53,985,097

	SHORT-TERM INVESTMENT - 24.0%
	MONEY MARKET FUND - 24.0%
25,292,148	Goldman Sachs Financial Square Funds - Government Fund	25,292,148
	Government Fund, to yield 0.29% * (Cost $25,292,148)

	TOTAL INVESTMENTS - 101.0% (Cost $104,057,594) (a)	$ 106,460,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,023,575)
	NET ASSETS - 100.0%	$ 105,436,681

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $104,057,594 differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,909,022
	Unrealized Depreciation:	(506,360)
	Net Unrealized Appreciation:	$ 2,402,662

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
(b) 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2016 144A securities amounted to $19,177,141 or 18.2% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Subprime Residentials Mortgage Backed Securities	$ -	$ 53,985,097	$ -
Alternative-A/Prime Residential Mortgage Backed Securities	-	16,051,602	-	16,051,602
Commercial Mortgage Backed Securities	-	5,680,578	-	5,680,578
Corporate Bond	-	3,316,625	-	3,316,625
Manufactured Housing	-	1,520,912	-	1,520,912
Second Lien Mortgage Backed Securities	-	613,294	-	613,294
Short-Term Investment	25,292,148	-	-	25,292,148
Total	$ 25,292,148	$ 81,168,108	$ -	$ 106,460,256

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers,Principal Executive Officer / President

Date 2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer / President

Date 2/24/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 2/24/2017